Operating leases - Maturity analysis of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Fiscal years ending March 31,
2022	¥ 1,700	$ 259
2023	149	23
Total future undiscounted cash flows	1,849	282
Less: Discount factor	(66)	(10)
Total Lease liabilities	1,783	272	¥ 3,499
Representing:
Current portion	1,636	250	1,717
Non-current portion	147	22	1,782
Total Lease liabilities	¥ 1,783	$ 272	¥ 3,499